GOODWILL (TABLES)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of changes in goodwill allocated to reportable segments

        The following summarizes the changes in goodwill allocated to the Group's reportable segments (Note 26) as of December 31, 2011 and 2012 (in RMB thousands):

	Company-Owned Brokerage Services	Franchise Services	Primary and Commercial Services	Total
Balance as of January 1, 2011	7,911	8,696	-	16,607
Acquisitions	-	-	128,705	128,705
Impairments	(4,374)	-	(26,240)	(30,614)
Balance as of December 31, 2011	3,537	8,696	102,465	114,698
Acquisitions	-	-	-	-
Impairments	-	-	(10,755)	(10,755)

Balance as of December 31, 2012	3,537	8,696	91,710	103,943